Acquisitions and Dispositions (Schedule Of Discontinued Operations Income Statement) (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018		Mar. 31, 2018		Dec. 31, 2017
Business Acquisition [Line Items]
Cash and cash equivalents	$ 422	$ 268	[1]	$ 189		$ 120
Dominion Energy Gas Holdings, LLC
Business Acquisition [Line Items]
Cash and cash equivalents	143	99	[2]	$ 38	[3]	$ 18	[3]
East Ohio | Dominion Energy Gas Holdings, LLC
Business Acquisition [Line Items]
Cash and cash equivalents	$ 4	$ 9

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	At March 31, 2019, March 31, 2018, December 31, 2018 and December 31, 2017, Dominion Energy Gas had $4 million, $4 million, $9 million and $3 million of cash and cash equivalents included in current assets of discontinued operations, respectively.